Share-based compensation (Share Option Activity - Options under the Plan) (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 11, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Aggregate Intrinsic Value
Common stock, closing share price				$ 1.18
The Plan [Member]
Number of Options
Granted to employee	6,125,374
Exercised		15,124	76,095
The Plan [Member] | 2.50 [Member]
Number of Options
Outstanding				577,560
Forfeited/Cancelled				16,866
Outstanding		577,560		560,694
Exercisable at December 31, 2014				560,694
Weighted Average Exercise Price Per Share
Outstanding				$ 2.5
Forfeited/Cancelled				$ 2.5
Outstanding		2.5		$ 2.5
Exercisable at December 31, 2014				$ 2.5
Weighted Remaining Contractual Life (Years)
Outstanding		3 years 6 months 29 days		2 years 6 months 29 days
Exercisable at December 31, 2014				2 years 6 months 29 days
Aggregate Intrinsic Value
Outstanding				$ 101,073
Outstanding		101,073
Total fair value of options vested		0	252,778	$ 0